Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	$ 337.8	$ 251.4
– Investments	161.0	205.9
– Environmental trust funds	125.2	109.6	$ 98.8
Cash and cash equivalents	860.2	648.7	769.4	$ 524.7
Windfall Project – contingent and exploration considerations	0.0	245.4
– Borrowings	2,495.6	1,236.5
– Trade and other payables	651.1	643.9
– Lease liabilities	450.2	436.4	$ 394.2
Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,502.1	1,249.9
Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Asanko contingent consideration	18.4	0.0
– Asanko redeemable preference shares	0.0	99.7
Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Investments	46.5	40.5
– Environmental trust funds	125.2	109.6
– Asanko deferred consideration	49.5	0.0
Carrying amount
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,495.6
– Trade and other payables	545.6
– Lease liabilities	450.2
Financial liabilities	3,491.4
Carrying amount | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings		1,236.5
– Trade and other payables		532.4
– Lease liabilities		436.4
Financial liabilities		2,248.2
Carrying amount | Financial liabilities not measured at fair value | C$75.0 million exploration consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations		42.9
Carrying amount | Fair value through profit or loss | Financial liabilities measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities		202.5
Carrying amount | Fair value through profit or loss | Financial liabilities measured at fair value | C$300.0 million contingent consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations		202.5
Carrying amount | Financial liabilities measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,495.6
– Trade and other payables	545.6
– Lease liabilities	450.2
Financial liabilities	3,491.4
Carrying amount | Financial liabilities measured at amortised cost | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings		1,236.5
– Trade and other payables		532.4
– Lease liabilities		436.4
Financial liabilities		2,248.2
Carrying amount | Financial liabilities measured at amortised cost | Financial liabilities not measured at fair value | C$75.0 million exploration consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations		42.9
Carrying amount | Fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial assets	34.9
Carrying amount | Fair value through OCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial assets	114.5
Carrying amount | Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	16.5	18.2
– Investments	114.5	65.7
Asanko contingent consideration	18.4
– Asanko redeemable preference shares		99.7
Financial assets	149.4	183.6
Carrying amount | Financial assets measured at fair value | Fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	16.5	18.2
Asanko contingent consideration	18.4
Financial assets		18.2
Carrying amount | Financial assets measured at fair value | Fair value through OCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Investments	114.5	65.7
– Asanko redeemable preference shares		99.7
Financial assets		165.4
Carrying amount | Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	156.0	73.3
– Investments	46.5	40.5
– Environmental trust funds	125.2	109.6
Cash and cash equivalents	860.2	648.7
– Asanko deferred consideration	49.5
Financial assets	1,237.4	872.1
Carrying amount | Financial assets not measured at fair value | Financial assets measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	156.0	73.3
– Investments	46.5	40.5
– Environmental trust funds	125.2	109.6
Cash and cash equivalents	860.2	648.7
– Asanko deferred consideration	49.5
Financial assets	1,237.4	872.1
Fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	2,502.1
– Trade and other payables	545.6
– Lease liabilities	450.2
Financial liabilities	3,497.9
Fair value | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings		1,249.9
– Trade and other payables		532.4
– Lease liabilities		436.4
Financial liabilities		2,261.6
Fair value | Financial liabilities not measured at fair value | C$75.0 million exploration consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations		42.9
Fair value | Fair value through profit or loss | Financial liabilities measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities		202.5
Fair value | Fair value through profit or loss | Financial liabilities measured at fair value | C$300.0 million contingent consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations		202.5
Fair value | Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	16.5	18.2
– Investments	114.5	65.7
Asanko contingent consideration	18.4
– Asanko redeemable preference shares		99.7
Financial assets	149.4	183.6
Fair value | Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Trade and other receivables	156.0	73.3
– Investments	46.5	40.5
– Environmental trust funds	125.2	109.6
Cash and cash equivalents	860.2	648.7
– Asanko deferred consideration	49.5
Financial assets	$ 1,237.4	$ 872.1